Inventories, Net - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended	10 Months Ended	12 Months Ended
	Jun. 15, 2023	Mar. 31, 2024	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of inventory [abstract]
Inventories cost			$ 69,700	$ 82,000	$ 70,400
Reversal of inventories obsolescence	$ 6	$ 300	100	$ 600
Reversal of inventory write-down			$ 900